Note 23 - Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

23. COMMITMENTS AND CONTINGENT LIABILITIES

(1) Commitments

Asset Retirement Obligations

The Company is subject to certain environmental and regulatory obligations which will require the Company to restore the mine properties after the mining has been completed. As a result, the Company will be required to recognize an asset retirement obligation in the period in which the obligation is incurred in accordance with ASC 410, Asset Retirement and Environmental Obligation (“ARO”). As a result of the acquisition of Viking Acquisition Group, LLC and Viking Prep Plant, LLC in December 2014 and 2013, respectively, the Company recorded an ARO in the amount of $1,050 and $979, respectively. Although the Viking mine is currently in the exploration stage for the Company’s purposes, the ARO recorded in connection with the Viking mine acquisition represents the accumulated ARO related to mining activities performed by previous owners.

Rental Agreements

The Company has entered into office, parking and warehouse rental agreements with a related party, Terra Stabile S.A. (“Terra Stabile”) and Terra Norma S.A. (“Terra Norma”), which are controlled by Michail Zolotas, the Company’s Chairman, Chief Executive Officer and member of the Company’s Board of Directors (see Note 25), (for amendments in these rental agreements refer to Note 27). These rental agreements vary in duration-the longest agreement will expire in April 2022.

The committed rent payments to as of December 31, 2014 were:

December 31, 2015	$443
December 31, 2016	450
December 31, 2017	457
December 31, 2018	464
December 31, 2019	471
Thereafter	949
$3,234

Coal Sale Purchase Agreements (CPAs)

New Lead JMEG LLC, a joint venture affiliate entered in April 2012, into two Coal Sale Purchase Agreements with a third party located in Kentucky, USA, to purchase thermal coal, which is used in power plants for electricity generation and other industrial uses. Pursuant to various communications, the third party is not in the position to meet its contractual obligations under the CPAs. As a consequence, the Company considers the agreements as terminated.

(2) Contingencies

The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings in which the Company believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were issued. As of December 31, 2014, the Company has provided in respect of all claims an amount equal to $3,457 ($3,441 as of December 31, 2013). Other than those listed below, there are no material legal proceedings to which the Company is a party:

●	The charterers of the Newlead Avra notified the Company in October 2008 of their intention to pursue the following claims and notified the appointment of an arbitrator in relation to them:

a)	Damages suffered by sub-charterers of the vessel relating to remaining on board cargo in New York in September 2007;

b)	Damages suffered by sub-charterers of the vessel as a result of a change in management and the consequent dispute regarding oil major approval from October 2007; and

c)	Damages suffered by sub-charterers of the vessel resulting from grounding in Houston in October 2007.

The Company does not anticipate any amount in excess of the amount accrued to be material to the consolidated financial statements.

●	The charterers of the Newlead Fortune notified the Company in October 2008 of their intention to pursue the following claims, and notified the appointment of an arbitrator in relation to them:

a)	Damages as a result of a change in management and the consequent dispute regarding oil major approval from October 2007; and

b)	Damages resulting from the creation of hydrogen sulphide in the vessel’s tanks at two ports in the United States.

The Company does not anticipate any amount in excess of the amount accrued to be material to the consolidated financial statements.

The Company accrues for the cost of environmental liabilities related to vessels when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Company’s protection and indemnity (P&I) insurance coverage for pollution is $1,000,000 per vessel per incident.

Other than as described above, the Company has not been involved in any legal proceedings which may have, or have had a significant effect on its financial statements, nor is the Company aware of any proceedings that are pending or threatened which may have a significant effect on its financial statements.

Joint Venture (26%) Contingencies

On June 21, 2013, New Lead JMEG LLC entered into a coal purchase agreement (the "CPA") with Transasia Commodities Limited ("Transasia") for a shipment of 110,000 metric tonnes of coal to be delivered mid July 2013. Transasia commenced proceedings before the Supreme Court of the State of New York against New Lead JMEG LLC, NewLead, Company’s Chairman Michail Zolotas and Mr. Jan Berkowitz, for non-performance of the CPA. Transasia demanded for the alleged breach of the CPA the approximate amount of $6,500. Up to this date, Transasia's claim has not been presented with much clarity and in terms of liability; it is questionable whether the loss can be quantified. Currently, there are ongoing discussions for settlement. The Company has recorded the appropriate accrual for possible loss related to this claim. The Company does not anticipate any amount in excess of the amount accrued, to be material to the financial statements, for possible loss related to this claim.